Business segments (Revenue by Product Lines) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue from External Customer [Line Items]
Net sales	$ 196,148	$ 244,993	$ 284,415	$ 348,096	$ 438,678	$ 468,822	$ 428,279	$ 403,938	$ 1,073,652	$ 1,739,717	$ 1,524,811
Sales [Member]
Revenue from External Customer [Line Items]
Net sales									$ 1,073,652	$ 1,739,717	$ 1,524,811
Percentage of net sales									100.00%	100.00%	100.00%
Sales [Member] | Drilling Technologies [Member]
Revenue from External Customer [Line Items]
Net sales									$ 298,209	$ 543,281	$ 411,361
Percentage of net sales									27.70%	31.10%	26.90%
Sales [Member] | Subsea Technologies [Member]
Revenue from External Customer [Line Items]
Net sales									$ 189,090	$ 321,039	$ 316,418
Percentage of net sales									17.60%	18.50%	20.80%
Sales [Member] | Downhole Technologies [Member]
Revenue from External Customer [Line Items]
Net sales									$ 106,532	$ 190,771	$ 161,970
Percentage of net sales									9.90%	11.00%	10.60%
Sales [Member] | Production Equipment [Member]
Revenue from External Customer [Line Items]
Net sales									$ 145,927	$ 228,815	$ 251,009
Percentage of net sales									13.60%	13.20%	16.50%
Sales [Member] | Valve Solutions [Member]
Revenue from External Customer [Line Items]
Net sales									$ 174,515	$ 207,456	$ 211,525
Percentage of net sales									16.30%	11.90%	13.90%
Sales [Member] | Flow Equipment [Member]
Revenue from External Customer [Line Items]
Net sales									$ 160,704	$ 250,574	$ 174,106
Percentage of net sales									15.00%	14.40%	11.40%
Sales [Member] | Eliminations [Member]
Revenue from External Customer [Line Items]
Net sales									$ (1,325)	$ (2,219)	$ (1,578)
Percentage of net sales									(0.10%)	(0.10%)	(0.10%)